COMMITMENTS AND CONTINGENCIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum base rentals of Transtex Hunter's non-cancelable leases
2013	$ 6,605
2014	5,232
2015	169
2016	58
2017	1
Thereafter	$ 0